Document and Entity Information	6 Months Ended
Jun. 30, 2019
Document And Entity Information
Entity Registrant Name	Iconic Brands, Inc.
Entity Central Index Key	0001350073
Document Type	S-1
Document Period End Date	Jun. 30, 2019
Amendment Flag	false
Entity Filer Category	Non-accelerated Filer
Emerging Growth Company	false
Entity Small Business	true
Entity Ex Transition Period	false